6. COMMON STOCK AND WARRANTS (Details) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant
Number of Shares
Begining Balance							426,000	258,000
Warrants issued							4,633,000	330,000
Warrants exercised							(20,000)	(162,000)
Ending Balance							5,039,000	426,000
Price per Share
Begining Balance	$ 1.80	$ 1.80	$ 1.80	$ 745.50	$ 745.50	$ 745.50
Warrants issued								$ 22.50
Warrants exercised	$ 1.80			$ 7.95				$ 6.75
Ending Balance	$ 1.80	$ 1.80	$ 1.80	$ 745.50	$ 745.50	$ 745.50
Weighted Average Exercise Price
Begining Balance							$ 117.60	$ 183.00
Warrants issued	$ 6.45			$ 8.85			$ 2.85	$ 22.50
Warrants exercised							$ 7.80	$ 6.75
Ending Balance							$ 17.10	$ 117.60